Related Parties - Schedule of Material Revenues and Expenses (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Other income	$ 106	$ 176	$ 550	$ 578	$ 519
Total net investment income	2,695	2,581	9,576	11,672	10,516
Total revenues	4,262	7,240	24,697	23,257	15,062
Expenses:
General operating and other expenses	582	586	2,323	2,104	2,027
Interest expense	172	81	534	389	490
Loss on extinguishment of debt			0	(219)	(10)
Total benefits and expenses	4,931	2,940	14,206	12,003	14,211
Net investment income - excluding Fortitude Re funds withheld assets
Revenues:
Total net investment income	2,301	2,303	8,685	9,897	9,089
Related Parties
Revenues:
Other income	13	31	95	85	88
Total revenues	18	27	94	71	76
Expenses:
General operating and other expenses	47	23	131	349	317
Interest expense	0	38	79	82	146
Loss on extinguishment of debt	0	0	0	145	0
Total benefits and expenses	47	61	210	576	463
Related Parties | Net investment income - excluding Fortitude Re funds withheld assets
Revenues:
Total net investment income	$ 5	$ (4)	$ (1)	$ (14)	$ (12)